Regulatory Capital	9 Months Ended
Jul. 31, 2026
Regulatory Capital [Abstract]
Regulatory Capital
NOTE 20: REGULATORY CAPITAL
The Bank manages its capital under guidelines

established by OSFI. The regulatory

capital guidelines measure capital in relation

to credit, market, and operational
risks. The Bank has various capital policies,

procedures, and controls which it utilizes

to achieve its goals and objectives. The

Bank is designated as a domestic
systemically important bank (D-SIB) and

a global systemically important bank (G-SIB).
Canadian banks designated as D-SIBs are required

to comply with OSFI’s minimum targets for risk-based

capital and leverage ratios. The minimum

targets
include a D-SIB surcharge and Domestic Stability

Buffer (DSB) for Common Equity Tier 1 Capital, Tier 1 Capital, Total Capital and risk-based Total Loss
Absorbing Capacity (TLAC) ratios. The

DSB level was decreased to
3.0
% as of June 19, 2026, and as a result the

published regulatory minimum targets are

set at
11.0%, 12.5%, 14.5 % and 24.5
%, respectively. The OSFI target includes the greater of the D-SIB or G-SIB surcharge, both of which are

currently
1 % for the Bank.
The OSFI target for leverage requires D-SIBs

to hold a leverage ratio buffer of
0.50
% in addition to the existing minimum

requirement. This sets the published
regulatory minimum targets for leverage

and TLAC leverage ratios at
3.5 % and 7.25
%, respectively.

The Bank complied with all minimum risk-based

capital and leverage ratio requirements

set by OSFI in the nine months ended July 31,

2026.

The following table summarizes the Bank’s regulatory

capital positions as at July 31, 2026 and

October 31, 2025.
Regulatory Capital Position
(millions of Canadian dollars, except

as noted)
As at
July 31 October 31

2026 2025
Capital
Common Equity Tier 1 Capital $ 93,186 $ 93,579
Tier 1 Capital 105,319 104,502
Total Capital 116,982 116,866
Risk-weighted assets used in the calculation

of capital ratios
653,368 636,424
Capital and leverage ratios
Common Equity Tier 1 Capital ratio 14.3% 14.7%
Tier 1 Capital ratio 16.1 16.4
Total Capital ratio 17.9 18.4
Leverage ratio 4.5 4.6
TLAC Ratio 31.1 31.8
TLAC Leverage Ratio 8.8 8.9